(International Core Fund - Class I) | (International Core Fund)
Investment objective
To seek high total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (International Core Fund)	Class I
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Fund)		Class I
Management fee		0.89%
Other expenses	[1]	0.27%
Total annual fund operating expenses		1.16%
[1]	"Other expenses" have been restated to reflect current transfer agency and service fees.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	118	368	638	1,409

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class I shares.

Calendar year total returns—Class I (%)

Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.47%. Best quarter: Q2 '09, 20.86% Worst quarter: Q3 '11, –19.59%
Average annual total returns (%) As of 12-31-13
Average Annual Total Returns (International Core Fund)	1 Year	5 Years	Inception	Inception Date
Class I	25.01%	10.88%	4.90%	Sep. 16, 2005
Class I After tax on distributions	23.87%	10.37%	4.09%	Sep. 16, 2005
Class I After tax on distributions, with sale	14.69%	8.70%	3.91%	Sep. 16, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	23.29%	12.96%	5.55%	Sep. 16, 2005